UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Senior Floating-Rate Trust (EFR)
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2022
Eaton Vance
Senior Floating-Rate Trust

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Performance

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott and Daniel P. McElaney, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	(0.18)%	3.11%	4.86%	5.76%
Fund at Market Price	—	(10.18)	(0.91)	3.92	4.93

S&P/LSTA Leveraged Loan Index	—	0.59%	2.95%	3.96%	4.24%
% Premium/Discount to NAV[3]
(6.24)%
Distributions [4]
Total Distributions per share for the period	$0.488
Distribution Rate at NAV	7.08%
Distribution Rate at Market Price	7.55
% Total Leverage[5]
Auction Preferred Shares (APS)	12.08%
Borrowings	23.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Fund Profile

Top 10 Issuers (% of total investments)*
Ultimate Software Group, Inc. (The)	0.9%
CITGO Petroleum Corporation	0.9
Virgin Media SFA Finance Limited	0.9
Asurion, LLC	0.9
Magenta Buyer, LLC	0.9
Uber Technologies, Inc.	0.8
Banff Merger Sub, Inc.	0.7
RealPage, Inc.	0.7
Finastra USA, Inc.	0.7
UPC Broadband Holding B.V.	0.7
Total	8.1%

*	Excludes cash and cash equivalents.
Top 10 Sectors (% of total investments)*
Electronics/Electrical	20.1%
Business Equipment & Services	11.3
Health Care	7.7
Industrial Equipment	4.5
Automotive	4.2
Insurance	3.8
Chemicals & Plastics	3.7
Building & Development	3.7
Oil & Gas	3.3
Leisure Goods/Activities/Movies	3.2
Total	65.5%

*	Excludes cash and cash equivalents.

Credit Quality (% of bonds, loans and asset-backed securities)[1]
[1]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 92% and 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 4/30/2022, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.1%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 6.959%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 988,726
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,929,706
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.894%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,112,566
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.064%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	733,567
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	974,804
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,443,613
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	389,660
Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,207,935
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,099,902
Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	464,432
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 7.563%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	971,104
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	957,467
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 6.313%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	927,580
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	237,900
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.813%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,065,390
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 3.965%, (3 mo. SOFR + 3.24%), 4/20/35(1)(2)	1,000	986,493
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 986,472
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	988,356
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	881,419
Series 2019-1A, Class DR, 6.652%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	972,533
RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	995,332
RAD CLO 7, Ltd., Series 2020-7A, Class E, 7.544%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,127,946
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	657,381
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 8.044%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	733,258
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	694,812
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 7.833%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	931,499
Voya CLO, Ltd., Series 2013-1A, Class DR, 7.524%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,807,642
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 8.284%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,122,521
Total Asset-Backed Securities (identified cost $29,534,844)		$ 28,377,515

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,235,209
Invesco Senior Income Trust	361,124	1,495,053
Nuveen Credit Strategies Income Fund	365,228	2,162,150
Nuveen Floating Rate Income Fund	148,079	1,405,270
Nuveen Floating Rate Income Opportunity Fund	103,281	963,612
Total Closed-End Funds (identified cost $8,822,714)		$ 7,261,294

Common Stocks — 1.0%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$ 248,746
		$ 248,746

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(4)(5)	327	$ 775
Skillsoft Corp.(4)(5)	53,012	283,614
		$ 284,389
Oil and Gas — 0.3%
Nine Point Energy Holdings, Inc.(3)(4)(5)(6)	758	$ 0
QuarterNorth Energy, Inc.(4)(5)	10,108	1,319,094
		$ 1,319,094
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 212,384
Cumulus Media, Inc., Class A(4)(5)	38,163	525,504
iHeartMedia, Inc., Class A(4)(5)	36,714	587,057
		$ 1,324,945
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Pet Holding Corp.(3)(4)(5)	556	$ 192,914
		$ 192,914
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 831,857
		$ 831,857
Total Common Stocks (identified cost $3,510,595)		$ 4,201,945

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	107	$ 1,013
		$ 1,013
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(5)(6)	14	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $17,197)		$ 1,013

Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Transdigm, Inc., 4.875%, 5/1/29	$625	$ 548,691
		$ 548,691
Building and Development — 0.3%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$625	$ 601,034
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	575,888
		$ 1,176,922
Business Equipment and Services — 0.4%
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$700	$ 700,014
5.75%, 4/15/26(1)	700	672,336
		$ 1,372,350
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$625	$ 541,250
		$ 541,250
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 605,594
		$ 605,594
Distribution & Wholesale — 0.2%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 586,550
		$ 586,550
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 546,150
		$ 546,150
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 545,394
		$ 545,394
Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,000	$ 1,093,295
		$ 1,093,295

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 527,322
		$ 527,322
Health Care — 0.4%
Centene Corp., 3.375%, 2/15/30	$625	$ 559,285
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	535,156
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	607,775
		$ 1,702,216
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 542,506
		$ 542,506
Insurance — 0.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 591,731
		$ 591,731
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 530,359
		$ 530,359
Media — 0.5%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 538,309
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	2,864	1,063,046
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	565,703
		$ 2,167,058
Oil and Gas — 0.3%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$625	$ 611,644
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)	625	649,103
		$ 1,260,747
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 558,312
		$ 558,312
Radio and Television — 0.2%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$208	$ 208,410
Security	Principal Amount (000's omitted)	Value
Radio and Television (continued)
iHeartCommunications, Inc.: (continued)
8.375%, 5/1/27	$376	$ 373,224
		$ 581,634
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 574,797
		$ 574,797
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 541,647
		$ 541,647
Technology — 0.2%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$625	$ 575,975
		$ 575,975
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$ 543,680
		$ 543,680
Total Corporate Bonds (identified cost $19,712,139)		$ 17,714,180

Senior Floating-Rate Loans — 139.3%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	102	$ 101,682
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	396,562
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	415,861
Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(9)		1,736	1,728,177
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,862	1,825,774
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,002	981,938

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		311	$ 308,680
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)		396	318,426
Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		519	519,111
WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(9)		3,007	2,843,585
			$ 9,439,796
Airlines — 2.2%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,025	$ 3,082,348
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		2,000	1,984,500
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	779,250
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		2,977	2,962,142
			$ 8,808,240
Auto Components — 3.8%
Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		1,938	$ 1,929,787
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(9)		1,293	1,170,472
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,000	1,029,330
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,004	2,962,404
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		976	968,177
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(10)	EUR	74	76,599
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	476,053
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	247,561
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		112	109,424
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		588	574,476
Garrett LX I S.a.r.l., Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		721	702,439
LTI Holdings, Inc.:
Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		341	339,040
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc.: (continued)
Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26	206	$ 204,961
Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25	2,985	2,955,351
Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28	837	782,970
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	945	885,699
		$ 15,414,743
Automobiles — 0.4%
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	620	$ 609,457
Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26	880	875,348
		$ 1,484,805
Beverage — 1.0%
Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	988	$ 977,625
City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28	846	797,119
Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,432	2,368,810
		$ 4,143,554
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26	343	$ 336,942
Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28	399	394,511
		$ 731,453
Building Products — 2.3%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	1,935	$ 1,683,776
Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28	2,829	2,664,523
CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27	1,387	1,305,792
LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29	1,200	1,158,000

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		1,532	$ 1,521,773
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		941	939,826
			$ 9,273,690
Capital Markets — 4.4%
Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		2,196	$ 2,192,035
AllSpring Buyer, LLC, Term Loan, 11/1/28(11)		1,353	1,351,977
Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,273	3,270,941
Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		2,484	2,468,020
EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		240	238,800
Focus Financial Partners, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		2,979	2,963,177
Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		980	978,085
Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		1,750	1,729,984
Mariner Wealth Advisors, LLC:
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		178	175,948
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,241	1,229,785
Term Loan, 8/18/28(11)		36	35,402
Term Loan, 8/18/28(11)		214	212,411
Victory Capital Holdings, Inc., Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		857	850,885
			$ 17,697,450
Chemicals — 5.1%
Apergy Corporation, Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		118	$ 117,408
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	495	518,284
Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		718	711,488
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	325	339,859
Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		444	442,674
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	557	578,033
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		767	728,887
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		96	$ 92,779
Flint Group US, LLC, Term Loan, 5.386%, (USD LIBOR + 4.25%), 9/21/23		581	561,605
Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		710	708,502
Groupe Solmax, Inc., Term Loan, 5.481%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,489	1,454,323
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	180,924
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		200	199,652
INEOS Finance PLC:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	4	3,984
Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	625	646,651
INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,985	1,966,081
INEOS US Finance, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		525	521,062
Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		400	399,000
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	312,727
Lonza Group AG, Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		2,457	2,389,401
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		619	615,293
Momentive Performance Materials, Inc., Term Loan, 4.02%, (1 mo. USD LIBOR + 3.25%), 5/15/24		413	411,074
Olympus Water US Holding Corporation:
Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28		1,496	1,472,738
Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		325	321,141
Orion Engineered Carbons GmbH, Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		323	320,343
Rohm Holding GmbH, Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		1,458	1,414,400
Starfruit Finco B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/1/25	EUR	401	412,789
Venator Materials Corporation, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/8/24		358	336,637
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,444	2,430,739
			$ 20,608,478

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies — 6.2%
Allied Universal Holdco, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28	3,909	$ 3,815,960
Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26	486	486,250
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,696	1,674,983
Garda World Security Corporation, Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26	2,408	2,391,425
GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25	49	49,338
IRI Holdings, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25	2,555	2,555,512
KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26	585	583,538
LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28	623	612,683
Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24	1,394	1,078,099
PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28	1,521	1,502,173
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	816	758,880
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(9)	2,019	1,997,548
SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	2,313	2,294,579
Tempo Acquisition, LLC, Term Loan, 3.70%, (SOFR + 3.00%), 8/31/28	1,556	1,548,077
TMS International Corp., Term Loan, 3.91%, (USD LIBOR + 2.75%), 8/14/24(9)	247	245,641
TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27	2,057	2,052,006
US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26	244	243,649
Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24	1,051	1,039,392
		$ 24,929,733
Communications Equipment — 0.2%
Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28	392	$ 390,648
Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28	546	524,040
		$ 914,688
Borrower/Description	Principal Amount* (000's omitted)	Value
Construction Materials — 0.8%
Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(11)	800	$ 767,000
Quikrete Holdings, Inc., Term Loan, 6/11/28(11)	2,500	2,440,885
		$ 3,207,885
Containers & Packaging — 2.2%
Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(9)	1,045	$ 1,035,608
BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24	2,368	2,327,529
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(11)	500	494,205
Pregis TopCo Corporation, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	587	576,694
Pretium PKG Holdings, Inc.:
Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(9)	524	509,482
Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(9)	300	289,500
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(9)	595	587,424
Reynolds Group Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	2,313	2,260,498
Trident TPI Holdings, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/17/24	527	525,321
		$ 8,606,261
Distributors — 1.3%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	3,180	$ 3,139,985
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)	103	82,117
White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	2,142	2,094,906
		$ 5,317,008
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	549	$ 542,747
KUEHG Corp.:
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	2,879	2,855,984
Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	400	400,125
Sotheby's, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27	410	410,116
		$ 4,208,972

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.6%
Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 551,252
Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	925	971,254
Zephyr Bidco Limited, Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	700	857,110
			$ 2,379,616
Diversified Telecommunication Services — 4.2%
Altice France S.A.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,611	$ 1,602,910
Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,210	2,191,466
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		398	388,872
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		821	677,479
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	428	438,645
UPC Broadband Holding B.V.:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	742,053
Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	813,485
UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,000	2,976,696
Virgin Media Bristol, LLC, Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,675	5,655,688
Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,411	1,427,561
			$ 16,914,855
Electrical Equipment — 0.6%
GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		1,434	$ 1,428,256
II-VI Incorporated, Term Loan, 12/8/28(11)		850	847,662
			$ 2,275,918
Electronic Equipment, Instruments & Components — 2.0%
Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		1,322	$ 1,300,416
CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(9)		589	585,335
Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		850	818,125
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		993	$ 984,096
EXC Holdings III Corp., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24		455	452,538
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		599	592,408
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		936	841,464
TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		139	139,255
Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,111	1,092,215
Verisure Holding AB:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	307,861
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	793,059
			$ 7,906,772
Energy Equipment & Services — 0.0%(7)
Ameriforge Group, Inc., Term Loan, 12.603%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(10)		51	$ 25,353
			$ 25,353
Engineering & Construction — 1.6%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		522	$ 518,784
Amentum Government Services Holdings, LLC, Term Loan, 4.647%, (USD SOFRTE + 4.00%, Floor 0.50%), 2/15/29(9)		650	647,360
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		568	560,005
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		500	475,372
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		1,432	1,431,474
Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		455	453,842
USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,289	2,269,293
			$ 6,356,130
Entertainment — 2.4%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		493	$ 491,284

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,722	$ 1,541,639
City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		1,995	1,945,125
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%, Floor 1.50%), 2/28/25		1,907	1,460,669
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%, Floor 1.50%), 9/30/26		1,368	1,019,227
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		488	565,508
Renaissance Holding Corp.:
Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		150	149,813
Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	174,031
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,785	1,762,235
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	615	537,499
			$ 9,647,030
Food Products — 1.0%
8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		498	$ 444,330
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		334	312,524
CHG PPC Parent, LLC, Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		400	394,000
Del Monte Foods, Inc., Term Loan, 2/15/29(11)		400	396,000
Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		449	444,386
Shearer's Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		394	382,389
Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		247	247,085
Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		560	555,635
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	700	717,234
UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		148	147,049
			$ 4,040,632
Gas Utilities — 0.7%
CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		2,933	$ 2,929,184
			$ 2,929,184
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		798	$ 796,005
CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		479	473,364
Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,639	1,618,484
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		1,166	1,099,132
Medline Borrower, L.P., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,500	2,460,513
Ortho-Clinical Diagnostics S.A., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	349	366,178
			$ 6,813,676
Health Care Providers & Services — 8.4%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		873	$ 871,721
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	225	229,303
BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,157	1,631,973
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		2,491	2,461,614
CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		570	572,294
Cerba Healthcare S.A.S.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	450	462,464
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	500	524,037
CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(9)		920	915,945
Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		850	773,500
Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		675	670,517
Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		2,719	1,676,676
Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,008	1,005,795
IVC Acquisition, Ltd., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,325	1,383,581
LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		623	619,931
MDVIP, Inc., Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		250	248,958
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(10)		200	198,667

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.: (continued)
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		1,050	$ 1,043,000
Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		520	511,087
National Mentor Holdings, Inc.:
Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(9)		2,095	2,018,510
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		60	57,955
Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		349	348,307
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		546	542,463
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		150	149,688
Pediatric Associates Holding Company, LLC:
Term Loan, 2.78%, (3 mo. USD LIBOR + 3.25%), 12/29/28(10)		63	61,953
Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		413	408,891
PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		297	295,661
Phoenix Guarantor, Inc.:
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,977	2,933,119
Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,439	1,417,811
Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,213	1,194,494
Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		2,481	2,461,090
Sound Inpatient Physicians, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/27/25		433	429,606
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		2,456	2,437,285
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	310,709
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,621	1,523,159
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		920	910,843
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		575	569,681
			$ 33,872,288
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology — 3.1%
Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25	844	$ 840,417
Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26	955	945,321
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	322	321,208
GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24	859	854,070
Imprivata, Inc.:
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27	2,161	2,153,710
Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27	200	200,333
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	950	944,063
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29	600	591,675
Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,409	1,409,655
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	619	613,336
Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28	1,114	1,103,657
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	967	960,760
Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,458	1,456,889
		$ 12,395,094
Hotels, Restaurants & Leisure — 3.5%
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	1,277	$ 1,260,965
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	2,294	2,262,704
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,488	1,453,067
IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	2,469	2,439,926
Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26	596	598,478
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,139	1,122,376
Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,525	1,521,823
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28	746	736,549

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
SMG US Midco 2, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 1/23/25		216	$ 211,947
Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,603	1,514,700
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		973	964,721
			$ 14,087,256
Household Durables — 1.0%
Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		792	$ 818,864
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,055	1,051,248
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,438	2,200,349
			$ 4,070,461
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		1,284	$ 1,198,702
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		349	346,943
			$ 1,545,645
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Company L.P., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/25		853	$ 844,003
			$ 844,003
Industrial Conglomerates — 0.3%
SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		1,200	$ 1,169,626
			$ 1,169,626
Insurance — 4.1%
Alliant Holdings Intermediate, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,252	$ 2,234,710
AssuredPartners, Inc.:
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,389	1,372,321
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,390	1,372,131
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	525,365
Hub International Limited, Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		3,970	3,955,344
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,183	$ 2,147,813
Ryan Specialty Group, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 3.00%), 9/1/27		2,977	2,975,469
USI, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,985	1,969,662
			$ 16,552,815
Interactive Media & Services — 2.0%
Buzz Merger Sub, Ltd., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		539	$ 533,442
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		3,592	3,568,296
Foundational Education Group, Inc., Term Loan, 4.45%, (SOFR + 4.25%), 8/31/28		1,471	1,469,473
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		1,555	1,551,501
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	685,563
			$ 7,808,275
Internet & Direct Marketing Retail — 1.0%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	1,150	$ 1,198,245
Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		298	295,052
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		1,539	1,524,372
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		944	935,043
			$ 3,952,712
IT Services — 6.2%
Asurion, LLC:
Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,109	$ 1,106,083
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,165	1,140,852
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,489	1,457,086
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,781,582
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,052	2,927,318

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		350	$ 349,594
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		3,874	3,870,396
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	595	623,861
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		743	739,889
Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,275	2,247,511
Intrado Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(9)		908	852,198
NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		923	913,269
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		2,985	2,919,629
Sedgwick Claims Management Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,141	1,131,525
Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,517	1,499,166
Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		936	928,005
West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		276	256,535
			$ 24,744,499
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	1,650	$ 1,730,877
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		274	272,342
			$ 2,003,219
Life Sciences Tools & Services — 1.2%
Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		296	$ 295,324
Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(9)		1,855	1,846,388
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	475	485,943
Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		319	314,565
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		1,368	$ 1,359,430
Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		625	620,313
			$ 4,921,963
Machinery — 7.6%
AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(11)		2,200	$ 2,173,417
Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,347	1,331,896
Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(9)		2,116	2,107,090
American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		1,845	1,724,720
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		2,094	2,015,128
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,189	2,146,041
CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,985	1,967,245
Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		421	412,335
DiversiTech Holdings, Inc.:
Term Loan, 3.75%, 12/22/28(10)		124	122,370
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		601	591,453
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		2,711	2,704,044
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	360	375,709
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		647	640,040
Gates Global, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,556	2,513,604
Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26		1,311	1,301,997
Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		1,723	1,665,801
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,481	2,419,839
Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		165	164,475
Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,990	1,950,378
TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	500	515,387

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,207	$ 1,195,728
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	600	621,102
			$ 30,659,799
Media — 2.9%
CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		2,233	$ 2,203,533
Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26		482	492,646
Gray Television, Inc.:
Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 2/7/24		209	208,210
Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 1/2/26		595	591,363
Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28		823	818,423
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		628	626,001
Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(9)		720	714,166
MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29		250	247,500
Nexstar Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26		431	428,474
Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25		2,280	2,275,155
Sinclair Television Group, Inc.:
Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26		585	565,622
Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28		390	376,538
Univision Communications, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,184	2,167,397
			$ 11,715,028
Metals/Mining — 0.3%
Dynacast International, LLC, Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25		334	$ 332,096
WireCo WorldGroup, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28		421	417,293
Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27		556	547,251
			$ 1,296,640
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 3.8%
Centurion Pipeline Company, LLC:
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	242	$ 239,418
Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	222	219,827
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	1,152	1,144,878
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	4,529	4,530,382
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	564	561,152
Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	594	591,276
Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26	3,709	3,710,691
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	698	695,959
Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25	694	691,322
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	755	759,554
UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26	1,985	1,984,075
		$ 15,128,534
Personal Products — 0.4%
HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25	638	$ 630,286
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26	1,139	1,130,751
		$ 1,761,037
Pharmaceuticals — 2.9%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	598	$ 600,520
Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,655	1,638,297
Bausch Health Companies, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,044	2,038,086
Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,481	2,480,215
Mallinckrodt International Finance S.A.:
Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24	1,896	1,771,471
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	2,717	2,531,524

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	575	$ 570,959
PharmaZell GmbH, Term Loan, 5/12/27(11)	EUR	125	130,056
			$ 11,761,128
Professional Services — 3.1%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	495	$ 514,123
APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		250	249,323
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	750	776,872
Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		2,183	2,154,814
CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,873	2,707,861
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27		2,115	2,111,919
Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28		1,493	1,475,942
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 7/15/25	EUR	739	761,301
Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,520	1,505,657
Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29		249	249,531
			$ 12,507,343
Road & Rail — 3.0%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,302	$ 2,251,878
Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,395	2,376,428
PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		2,481	2,457,810
Uber Technologies, Inc.:
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25		4,940	4,930,075
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27		5	4,987
			$ 12,021,178
Semiconductors & Semiconductor Equipment — 1.0%
Allegro Microsystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 9/30/27		44	$ 44,010
Altar Bidco, Inc.:
Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		1,075	1,061,562
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Altar Bidco, Inc.: (continued)
Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		450	$ 445,125
Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		1,454	686,884
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		226	225,166
MKS Instruments, Inc., Term Loan, 4/11/29(11)	EUR	350	368,771
Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,147	1,146,021
			$ 3,977,539
Software — 26.1%
Applied Systems, Inc., Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		2,390	$ 2,394,057
AppLovin Corporation:
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		1,272	1,265,189
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,133	2,127,127
Aptean, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		2,089	2,078,132
AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		893	891,017
Astra Acquisition Corp.:
Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,546	1,501,674
Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		1,425	1,402,438
Avaya, Inc., Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	221,906
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	267	279,307
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,446	3,408,144
Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		750	742,125
Barracuda Networks, Inc., Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		349	351,062
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		798	749,299
Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		887	876,914
Cloudera, Inc.:
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,350	2,317,688
Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	633,750

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		1,995	$ 1,983,030
Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,864	1,836,538
Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,150	1,136,344
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,427	1,410,005
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,025	1,997,156
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		868	865,728
ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,285	1,281,407
Epicor Software Corporation:
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		2,262	2,251,426
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		850	867,797
Finastra USA, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		4,670	4,545,480
GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,852	1,793,123
Greeneden U.S. Holdings II, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		2,328	2,322,975
Hyland Software, Inc., Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		3,630	3,628,185
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		2,327	2,307,751
Ivanti Software, Inc.:
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		718	703,619
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		2,637	2,584,289
MA FinanceCo., LLC:
Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(9)	EUR	624	655,962
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,560	1,554,242
Magenta Buyer, LLC:
Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		4,254	4,211,089
Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		1,150	1,141,375
Marcel LUX IV S.a.r.l., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		100	100,111
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		324	322,567
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		2,450	2,409,575
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		550	$ 546,047
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		323	322,030
Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(11)		400	399,700
Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		894	890,893
Polaris Newco, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		2,662	2,646,100
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		2,993	2,949,899
RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		4,627	4,564,289
Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		2,239	2,159,695
Sabre GLBL, Inc.:
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		1,525	1,514,064
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		957	949,817
Term Loan, 5.05%, (SOFR + 4.25%), 6/30/28		913	910,890
Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,715	1,699,731
Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		4,191	4,149,945
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(10)		85	84,747
Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		489	489,520
Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	500	518,574
SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		890	887,451
Tibco Software, Inc.:
Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,457	2,452,616
Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,250	1,249,610
Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		302	300,045
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		4,223	4,184,475
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		1,558	1,553,703
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		245	245,095
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	320	325,906

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Veritas US, Inc.: (continued)
Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,487	$ 2,286,673
Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,388	2,359,642
VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,103	1,094,231
			$ 104,884,991
Specialty Retail — 4.1%
Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		916	$ 913,031
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	575	592,081
Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,666	2,646,020
Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		2,729	2,641,371
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	400	272,513
Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	400	325,994
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		4,455	4,404,816
LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		436	427,088
Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		1,045	1,000,784
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		3,027	3,005,935
			$ 16,229,633
Trading Companies & Distributors — 3.0%
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		617	$ 614,230
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,575	1,579,034
Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		1,061	1,064,119
Hillman Group, Inc. (The):
Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		76	74,059
Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		316	307,773
Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		668	635,670
Patagonia Bidco Limited:
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	1,121	1,368,383
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Patagonia Bidco Limited: (continued)
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	204	$ 248,797
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		4,208	4,194,352
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		324	313,246
Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		1,092	1,054,221
TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		745	730,096
			$ 12,183,980
Transportation Infrastructure — 0.4%
KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		1,646	$ 1,631,915
			$ 1,631,915
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		374	$ 368,737
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,433	1,368,052
			$ 1,736,789
Total Senior Floating-Rate Loans (identified cost $571,218,432)			$ 559,539,312

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,339	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(13)	10,583,980	$ 10,583,980
Total Short-Term Investments (identified cost $10,583,980)		$ 10,583,980
Total Investments — 156.2% (identified cost $643,399,901)		$ 627,679,239
Less Unfunded Loan Commitments — (0.2)%		$ (892,932)
Net Investments — 156.0% (identified cost $642,506,969)		$ 626,786,307
Other Assets, Less Liabilities — (37.1)%		$ (149,174,585)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (18.9)%		$ (75,823,576)
Net Assets Applicable to Common Shares — 100.0%		$ 401,788,146
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $43,860,835 or 10.9% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Restricted security (see Note 7).
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $876,359. See Note 1F for description.
(11)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,807,516	EUR	11,501,122	Standard Chartered Bank	5/3/22	$ 674,404	$ —
EUR	789,716	USD	833,764	State Street Bank and Trust Company	5/31/22	327	—
USD	880,275	EUR	789,716	State Street Bank and Trust Company	5/31/22	46,184	—
USD	12,148,264	EUR	11,501,122	Standard Chartered Bank	6/2/22	—	(161)
USD	1,939,863	EUR	1,743,084	Standard Chartered Bank	6/30/22	95,850	—
USD	1,845,522	EUR	1,651,833	State Street Bank and Trust Company	6/30/22	98,043	—
USD	1,712,790	EUR	1,533,914	State Street Bank and Trust Company	6/30/22	90,058	—
USD	1,844,747	EUR	1,659,416	State Street Bank and Trust Company	6/30/22	89,246	—
USD	1,554,588	EUR	1,394,467	State Street Bank and Trust Company	6/30/22	79,377	—
USD	835,030	EUR	789,716	State Street Bank and Trust Company	6/30/22	—	(413)
USD	1,154,187	GBP	878,451	State Street Bank and Trust Company	6/30/22	49,439	—

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,194,766	GBP	913,379	State Street Bank and Trust Company	6/30/22	$ 46,093	$ —
USD	666,641	GBP	507,433	State Street Bank and Trust Company	6/30/22	28,489	—
USD	1,068,993	EUR	1,013,333	Deutsche Bank AG	7/29/22	—	(4,883)
USD	2,084,294	EUR	1,963,673	State Street Bank and Trust Company	7/29/22	3,297	—
USD	1,987,527	EUR	1,872,965	State Street Bank and Trust Company	7/29/22	2,658	—
USD	2,079,218	EUR	1,960,186	State Street Bank and Trust Company	7/29/22	1,915	—
USD	1,923,212	EUR	1,814,888	State Street Bank and Trust Company	7/29/22	—	(111)
USD	1,069,535	EUR	1,013,333	State Street Bank and Trust Company	7/29/22	—	(4,342)
						$1,305,380	$(9,910)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $631,922,989)	$ 616,202,327
Affiliated investment, at value (identified cost $10,583,980)	10,583,980
Cash	2,751,657
Deposits for derivatives collateral — forward foreign currency exchange contracts	760,000
Foreign currency, at value (identified cost $5,324,506)	5,320,588
Dividends and interest receivable	2,085,997
Dividends receivable from affiliated investment	484
Receivable for investments sold	2,584,877
Receivable for open forward foreign currency exchange contracts	1,305,380
Prepaid upfront fees on notes payable	96,881
Prepaid expenses	8,479
Total assets	$641,700,650
Liabilities
Notes payable	$ 150,000,000
Cash collateral due to broker	760,000
Payable for investments purchased	12,499,347
Payable for open forward foreign currency exchange contracts	9,910
Payable to affiliate:
Investment adviser fee	390,502
Trustees' fees	2,689
Accrued expenses	426,480
Total liabilities	$164,088,928
Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 75,823,576
Net assets applicable to common shares	$401,788,146
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 291,706
Additional paid-in capital	456,184,976
Accumulated loss	(54,688,536)
Net assets applicable to common shares	$401,788,146
Common Shares Issued and Outstanding	29,170,559
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 13.77

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income	$ 358,692
Dividend income from affiliated investments	5,976
Interest and other income	14,795,032
Total investment income	$ 15,159,700
Expenses
Investment adviser fee	$ 2,321,508
Trustees’ fees and expenses	15,158
Custodian fee	91,062
Transfer and dividend disbursing agent fees	9,129
Legal and accounting services	74,281
Printing and postage	73,925
Interest expense and fees	1,073,495
Preferred shares service fee	37,424
Miscellaneous	32,763
Total expenses	$ 3,728,745
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 137
Total expense reductions	$ 137
Net expenses	$ 3,728,608
Net investment income	$ 11,431,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 554,070
Investment transactions - affiliated investment	(486)
Foreign currency transactions	(694,819)
Forward foreign currency exchange contracts	2,693,576
Net realized gain	$ 2,552,341
Change in unrealized appreciation (depreciation):
Investments	$ (16,466,236)
Foreign currency	90,326
Forward foreign currency exchange contracts	935,094
Net change in unrealized appreciation (depreciation)	$(15,440,816)
Net realized and unrealized loss	$(12,888,475)
Distributions to preferred shareholders	$ (109,698)
Net decrease in net assets from operations	$ (1,567,081)

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,431,092	$ 24,985,695
Net realized gain (loss)	2,552,341	(7,200,996)
Net change in unrealized appreciation (depreciation)	(15,440,816)	39,790,813
Distributions to preferred shareholders	(109,698)	(99,970)
Net increase (decrease) in net assets from operations	$ (1,567,081)	$ 57,475,542
Distributions to common shareholders	$ (14,161,410)	$ (27,741,383)
Tax return of capital to common shareholders	$ —	$ (1,879,642)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ 13,626,005	$ 1,152,788
Reinvestment of distributions to common shareholders	301,712	201,513
Cost of shares repurchased in tender offer (see Note 6)	—	(122,960,986)
Net increase (decrease) in net assets from capital share transactions	$ 13,927,717	$(121,606,685)
Net decrease in net assets	$ (1,800,774)	$ (93,752,168)
Net Assets Applicable to Common Shares
At beginning of period	$ 403,588,920	$ 497,341,088
At end of period	$401,788,146	$ 403,588,920

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2022
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (1,567,081)
Distributions to preferred shareholders	109,698
Net decrease in net assets from operations excluding distributions to preferred shareholders	$ (1,457,383)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(104,610,922)
Investments sold and principal repayments	55,739,496
Increase in short-term investments, net	(116,373)
Net amortization/accretion of premium (discount)	(927,081)
Amortization of prepaid upfront fees on notes payable	63,514
Increase in dividends and interest receivable	(418,431)
Increase in dividends receivable from affiliated investments	(27)
Increase in receivable for open forward foreign currency exchange contracts	(944,422)
Decrease in receivable from the transfer agent	68,883
Decrease in prepaid expenses	1,932
Increase in cash collateral due to brokers	760,000
Increase in payable for open forward foreign currency exchange contracts	9,328
Increase in payable to affiliate for investment adviser fee	28,676
Decrease in payable to affiliate for Trustees' fees	(664)
Decrease in accrued expenses	(17,656)
Decrease in unfunded loan commitments	(735,926)
Net change in unrealized (appreciation) depreciation from investments	16,466,236
Net realized gain from investments	(553,584)
Net cash used in operating activities	$ (36,644,404)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (13,859,698)
Cash distributions paid to preferred shareholders	(88,083)
Proceeds from shelf offering, net of offering costs	14,094,787
Proceeds from notes payable	40,000,000
Repayments of notes payable	(10,000,000)
Payment of prepaid upfront fees on notes payable	(100,000)
Net cash provided by financing activities	$ 30,047,006
Net decrease in cash and restricted cash*	$ (6,597,398)
Cash and restricted cash at beginning of period (including foreign currency)	$ 15,429,643
Cash and restricted cash at end of period (including foreign currency)	$ 8,832,245
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 301,712
Cash paid for interest and fees on borrowings	614,685
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $18,728.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2022
Cash	$ 2,751,657
Deposits for derivatives collateral — forward foreign currency exchange contracts	760,000
Foreign currency	5,320,588
Total cash and restricted cash as shown on the Statement of Cash Flows	$8,832,245

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period (Common shares)	$ 14.300	$ 13.500	$ 14.510	$ 15.370	$ 15.210	$ 14.860
Income (Loss) From Operations
Net investment income(1)	$ 0.394	$ 0.721	$ 0.816	$ 0.987	$ 0.885	$ 0.898
Net realized and unrealized gain (loss)	(0.449)	0.907	(0.874)	(0.796)	0.153	0.359
Distributions to preferred shareholders: From net investment income(1)	(0.004)	(0.003)	(0.028)	(0.072)	(0.066)	(0.034)
Discount on redemption and repurchase of auction preferred shares(1)	—	—	—	—	0.044	—
Total income (loss) from operations	$ (0.059)	$ 1.625	$ (0.086)	$ 0.119	$ 1.016	$ 1.223
Less Distributions to Common Shareholders
From net investment income	$ (0.488)	$ (0.806)	$ (0.924)	$ (0.979)	$ (0.856)	$ (0.873)
Tax return of capital	—	(0.056)	—	—	—	—
Total distributions to common shareholders	$ (0.488)	$ (0.862)	$ (0.924)	$ (0.979)	$ (0.856)	$ (0.873)
Premium from common shares sold through shelf offering (see Note 6)(1)	$ 0.017	$ 0.001	$ —	$ —	$ —	$ —
Discount on tender offer (see Note 6)(1)	$ —	$ 0.036	$ —	$ —	$ —	$ —
Net asset value — End of period (Common shares)	$13.770	$14.300	$13.500	$14.510	$15.370	$15.210
Market value — End of period (Common shares)	$12.920	$14.900	$11.900	$12.910	$13.430	$14.550
Total Investment Return on Net Asset Value(2)	(0.18)% (3)	12.69%	0.42%	1.69%	7.25% (4)	8.54%
Total Investment Return on Market Value(2)	(10.18)% (3)	33.21%	(0.52)%	3.55%	(2.04)%	9.04%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$401,788	$403,589	$497,341	$534,714	$566,490	$560,431
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees	1.31% (6)(7)	1.33%	1.32%	1.28%	1.31%	1.34%
Interest and fee expense(8)	0.53% (6)	0.46%	0.78%	1.40%	1.06%	0.75%
Total expenses	1.84% (6)(7)	1.79%	2.10%	2.68%	2.37%	2.09%
Net investment income	5.64% (6)	5.05%	6.03%	6.64%	5.78%	5.93%
Portfolio Turnover	9% (3)	66%	30%	28%	32%	42%
Senior Securities:
Total notes payable outstanding (in 000’s)	$150,000	$120,000	$223,000	$218,000	$222,000	$199,000
Asset coverage per $1,000 of notes payable(9)	$ 4,184	$ 4,995	$ 3,570	$ 3,801	$ 3,893	$ 4,298
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032	3,836
Asset coverage per preferred share(10)	$ 69,488	$ 76,531	$ 66,612	$ 70,501	$ 72,558	$ 72,511
Involuntary liquidation preference per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(11)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets applicable to common shares for the six months ended April 30, 2022).
(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust's APS (see Note 9).
(9)	Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, and dividing the result by the notes payable balance in thousands.
(10)	Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 278%, 306%, 266%, 282%, 290%, and 290% at April 30, 2022 and October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(11)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Expenses excluding interest and fees	0.86%	0.87%	0.84%	0.82%	0.85%	0.87%
Interest and fee expense	0.35%	0.31%	0.50%	0.91%	0.69%	0.49%
Total expenses	1.21%	1.18%	1.34%	1.73%	1.54%	1.36%
Net investment income	3.69%	3.34%	3.86%	4.29%	3.76%	3.85%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding at April 30, 2022 are as follows:
APS Issued and Outstanding
Series A	739
Series B	763
Series C	738
Series D	792
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2022, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at April 30, 2022	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	0.58%	$29,217	0.32%	0.08-0.95
Series B	0.93	30,165	0.32	0.08-0.95
Series C	0.79	27,133	0.30	0.08-0.79
Series D	0.79	23,183	0.24	0.08-0.79
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2022.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

At October 31, 2021, the Trust, for federal income tax purposes, had deferred capital losses of $39,283,456 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $36,757,417 are long-term and $2,526,039 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 642,575,009
Gross unrealized appreciation	$ 4,202,273
Gross unrealized depreciation	(18,695,505)
Net unrealized depreciation	$ (14,493,232)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust's investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2022, the Trust’s investment adviser fee amounted to $2,321,508. Effective April 26, 2022, the Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $137 relating to the Trust's investment in the Liquidity Fund. Prior to April 26, 2022, the Trust may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $66,455,253 and $53,102,470, respectively, for the six months ended April 30, 2022.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended April 30, 2022 and the year ended October 31, 2021 were 21,338 and 14,072, respectively.
As announced on March 16, 2021, and further updated on May 12, 2021, the Trust’s Board of Trustees authorized an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 50% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Trust commenced a cash tender offer for up to 18,424,157 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on July 30, 2021. The number of shares properly tendered was 8,712,234. The purchase price of the properly tendered shares was equal to $14.1136 per share for an aggregate purchase price of $122,960,986.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2022 and the year ended October 31, 2021, the Trust sold 920,070 and 79,000 common shares, respectively, and received proceeds (net of offering costs) of $13,626,005 and $1,152,788, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $495,724 for the six months ended April 30, 2022 and $23,708 for the year ended October 31, 2021. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended April 30, 2022 and the year ended October 31, 2021 were $27,527 and $2,329, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2022 and the year ended October 31, 2021.
7  Restricted Securities
At April 30, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$ 34,721	$ 0
Total Common Stocks			$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	14	$ 14,000	$ 0
Total Convertible Preferred Stocks			$14,000	$0
Total Restricted Securities			$48,721	$0
8  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust's net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a net liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $9,910. At April 30, 2022, there were no assets pledged by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust's net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2022.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$ 1,305,380	$ (9,910)
Total Derivatives subject to master netting or similar agreements	$1,305,380	$(9,910)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 770,254	$ (161)	$ —	$ (760,000)	$ 10,093
State Street Bank and Trust Company	535,126	(4,866)	(530,260)	—	—
	$1,305,380	$(5,027)	$(530,260)	$(760,000)	$10,093

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Deutsche Bank AG	$ (4,883)	$ —	$ —	$ —	$ (4,883)
Standard Chartered Bank	(161)	161	—	—	—
State Street Bank and Trust Company	(4,866)	4,866	—	—	—
	$(9,910)	$5,027	$ —	$ —	$(4,883)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$2,693,576	$935,094
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $57,085,000.
9  Credit Agreement
The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $200 million ($210 million prior to March 15, 2022) pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 14, 2023, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the extension of the Agreement on March 15, 2022, the Trust also paid upfront fees of $100,000, which are being amortized to interest expense to March 14, 2023. The unamortized balance at April 30, 2022 is approximately $97,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2022, the Trust had borrowings outstanding under the Agreement of $150,000,000 at an annual interest rate of 1.52%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2022. For the six months ended April 30, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $140,000,000 and 1.08%, respectively.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At April 30, 2022, the value of the Trust's investment in affiliated funds was $10,583,980, which represents 2.6% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$10,468,093	$98,905,088	$(109,372,695)	$ (486)	$ —	$ —	$ 5,492	—
Liquidity Fund	—	12,198,153	(1,614,173)	—	—	10,583,980	484	10,583,980
Total				$(486)	$ —	$10,583,980	$5,976
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 28,377,515	$ —	$ 28,377,515
Closed-End Funds	7,261,294	—	—	7,261,294
Common Stocks	1,608,559	1,319,869	1,273,517	4,201,945
Convertible Preferred Stocks	—	1,013	0	1,013
Corporate Bonds	—	17,714,180	—	17,714,180
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	558,245,837	400,543	558,646,380
Warrants	—	—	0	0
Short-Term Investments	10,583,980	—	—	10,583,980
Total Investments	$19,453,833	$ 605,658,414	$1,674,060	$ 626,786,307
Forward Foreign Currency Exchange Contracts	$ —	$ 1,305,380	$ —	$ 1,305,380
Total	$19,453,833	$ 606,963,794	$1,674,060	$ 628,091,687
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,910)	$ —	$ (9,910)
Total	$ —	$ (9,910)	$ —	$ (9,910)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.
13  Additional Information
On August 27, 2020, the Trust's Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust's adviser, and the Board, following the recent implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Trust, Saba seeks rescission of these bylaw provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under "Closed-End Funds & Term Trusts."

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7735    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022